18 Debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures	R$ 274,567	R$ 294,509
Debentures, current	46,666	27,732
Debentures, noncurrent	R$ 227,901	266,777
Debentures [Member]
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Issue date	March 2013
Maturity	March 2025
Annual financial charges (%)	IPCA + 6%
Debentures	R$ 202,992	210,506
Debentures [Member]
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Issue date	September 2013
Maturity	September 2025
Annual financial charges (%)	126.5% of CDI
Debentures	R$ 71,575	R$ 84,003